Restructuring and Other Costs, Net	12 Months Ended
Dec. 31, 2011
Restructuring And Other Costs, Net Disclosure
Restructuring and Other Costs, Net

Note 14.       Restructuring and Other Costs, Net

       Restructuring and other costs in 2011 primarily included cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition as well as continuing charges for headcount reductions and facility consolidations in an effort to streamline operations, including the following: the consolidation of facilities in Finland and Australia of acquired businesses with existing facilities in those countries; the consolidation of facilities in the U.S; and the restructuring of the commercial organization of a business across six European countries to increase productivity and efficiency in serving customers.

       Restructuring and other costs in 2010 primarily included charges for actions in response to the downturn in the economy and reduced revenues in several businesses, as well as the consolidation of manufacturing and research and development operations at a site in Germany with an existing site in the U.S. and the consolidation of production operations at a plant in Iowa with plants in Ohio and North Carolina. The 2010 charges include asset impairments as discussed below.

       Restructuring and other costs in 2009 primarily included charges for actions in response to the downturn in the economy and reduced revenues in several businesses, as well as the following: consolidation of production operations at a plant in the U.K. with plants in the U.S. and Germany; the Iowa and Germany closures discussed above; the consolidation of operations at a plant in the Netherlands with plants in the U.K. and the U.S; and completion of the relocation of a manufacturing site in France to an existing site in Germany.

       As of February 29, 2012, the company has identified restructuring actions that will result in additional charges of approximately $50 million, primarily in the first half of 2012.

2011

       During 2011, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$30.5	$39.0	$3.1	$—	$72.6
Selling, General and Administrative Expenses	34.5	24.0	—	3.0	61.5
Restructuring and Other Costs, Net	54.3	8.4	31.7	2.1	96.5

	$119.3	$71.4	$34.8	$5.1	$230.6

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       In 2011, the Analytical Technologies segment recorded $119.3 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $30.5 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $34.5 million primarily for transaction costs related to the Dionex acquisition; and $54.3 million of other restructuring costs, net, $48.9 million of which were cash costs. These costs included $21.2 million of cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition. The segment also recorded continuing cash costs associated with headcount reductions and facility consolidations to streamline operations, which consisted of $19.3 million of severance for approximately 460 employees; $7.0 million of abandoned facility costs; and $1.4 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The segment also recorded $5.4 million of non-cash charges, net, primarily for the impairment of intangible assets associated with a small business unit.

Specialty Diagnostics

       In 2011, the Specialty Diagnostics segment recorded $71.4 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $39.0 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $24.0 million primarily for transaction costs related to the Phadia acquisition; and $8.4 million of other restructuring costs, including cash costs of $8.0 million associated with headcount reductions and facility consolidations to streamline operations, including the consolidation of facilities in Finland and Australia of acquired businesses with existing facilities in those countries. The cash costs consisted of $6.7 million of severance for approximately 80 employees; $0.7 million of abandoned facility costs; and $0.6 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The non-cash charges, net, of $0.4 million consisted of $1.2 million of writedowns to estimated disposal value of real estate held for sale, partially offset by $0.8 million of income from termination of a post-retirement benefit plan.

Laboratory Products and Services

       In 2011, the Laboratory Products and Services segment recorded $34.8 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $3.1 million for accelerated depreciation at facilities closing due to real estate consolidation and sale of inventories revalued at the date of acquisition and $31.7 million of other restructuring costs, net, $22.0 million of which were cash costs. The cash costs were associated with the consolidation of facilities in the U.S. and the restructuring of the commercial organization of a business across six European countries to increase productivity and efficiency in serving customers, as well as other headcount reductions and facility consolidations. The cash costs included $15.6 million of severance for approximately 750 employees; $4.2 million of abandoned facility costs; and $2.2 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The segment recorded $9.7 million of non-cash costs primarily related to impairment of intangible assets associated with two small business units and, to a lesser extent, a loss on sale of a heating equipment business.

Corporate

       The company recorded $5.1 million in restructuring and other charges at its corporate operations in 2011, including a charge to selling, general and administrative expense of $3.0 million associated with product liability litigation and $2.1 million of cash costs for severance.

2010

       During 2010, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$7.9	$3.3	$2.0	$—	$13.2
Selling, General and Administrative Expenses	14.9	(0.8)	(0.2)	(10.9)	3.0
Restructuring and Other Costs, Net	28.9	8.2	22.7	0.4	60.2

	$51.7	$10.7	$24.5	$(10.5)	$76.4

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       The Analytical Technologies segment recorded $51.7 million of net restructuring and other charges in 2010. The segment recorded charges to cost of revenues of $7.9 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $14.9 million for transaction costs primarily related to the pending Dionex acquisition (Note 2) and, to a lesser extent, revisions of estimated contingent consideration, principally related to the acquisition of Ahura; and $28.9 million of other costs, net. These other costs consisted of $12.6 million of cash costs, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including $8.4 million of severance for approximately 125 employees primarily in manufacturing and sales and service functions; $2.3 million of abandoned facility costs; and $1.9 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions. The segment also recorded $16.3 million of other charges, net, primarily due to impairment of intangible assets associated with several small business units.

Specialty Diagnostics

       The Specialty Diagnostics segment recorded $10.7 million of net restructuring and other charges in 2010. The segment recorded charges to cost of revenues of $3.3 million primarily for the sale of inventories revalued at the date of acquisition; $0.8 million of income for adjustments to transaction costs related to the B.R.A.H.M.S. acquisition and revisions of estimated contingent consideration; and $8.2 million of other costs, net. These other costs consisted of $6.8 million of cash costs, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including $4.9 million of severance for approximately 45 employees primarily in manufacturing and sales and service functions; $0.9 million of abandoned facility costs; and $1.0 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions. The segment also recorded non-cash costs of $1.4 million primarily due to impairment of intangible assets associated with a small business unit.

Laboratory Products and Services

       The Laboratory Products and Services segment recorded $24.5 million of net restructuring and other charges in 2010. The segment recorded charges to cost of revenues of $2.0 million primarily for accelerated depreciation at facilities closing due to real estate consolidation; $13.6 million in cash costs described below; and $9.1 million in other costs, net. The cash costs, which were associated with headcount reductions and facility consolidations in an effort to streamline operations, included $4.7 million of severance for approximately 75 employees primarily in manufacturing, administrative, and sales and service functions; $3.8 million of abandoned facility costs; and $5.1 million of other cash costs, primarily retention, relocation, moving and related expenses associated with facility consolidations. The non-cash costs of $9.1 million were related to a provision for loss on a patent infringement claim that arose at a business unit prior to its acquisition by the company and, to a lesser extent, writedowns to estimated disposal value of real estate held for sale.

Corporate

       The company recorded $10.5 million, net, of income including $10.9 million as a reduction of selling, general and administrative expenses at its corporate office in 2010, the majority of which was a gain on settlement with product liability insurers.

2009

       During 2009, the company recorded net restructuring and other costs as follows:

(In millions)	Analytical Technologies	Specialty Diagnostics	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$1.8	$2.9	$2.0	$—	$6.7
Selling, General and Administrative Expenses	—	2.1	(0.6)	—	1.5
Restructuring and Other Costs, Net	28.8	7.2	21.0	1.9	58.9

	$30.6	$12.2	$22.4	$1.9	$67.1

       The components of net restructuring and other costs by segment are as follows:

Analytical Technologies

       The Analytical Technologies segment recorded $30.6 million of net restructuring and other charges in 2009. The segment recorded charges to cost of revenues of $1.8 million for the sale of inventories revalued at the date of acquisition and accelerated depreciation at facilities closing due to real estate consolidation and $28.8 million of cash costs. The cash costs were, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including $21.9 million of severance for approximately 320 employees primarily in manufacturing and sales and service functions; $4.2 million of abandoned facility costs; and $2.7 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions.

Specialty Diagnostics

       The Specialty Diagnostics segment recorded $12.2 million of net restructuring and other charges in 2009. The segment recorded charges to cost of revenues of $2.9 million for the sale of inventories revalued at the date of acquisition and accelerated depreciation at facilities closing due to real estate consolidation, charges to selling, general and administrative expenses of $2.1 million for transaction costs related to the B.R.A.H.M.S. acquisition (Note 2) and $7.2 million of other costs, net. These other costs consisted of $11.7 million of cash costs, primarily associated with headcount reductions and facility consolidations in an effort to streamline operations, including $8.3 million of severance for approximately 200 employees primarily in manufacturing and sales and service functions; $1.3 million of abandoned facility costs; and $2.1 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations as well as other costs associated with restructuring actions. The segment also recorded $4.5 million of income, net, primarily due to a gain on the settlement of a litigation-related matter assumed as part of the merger with Fisher Scientific in 2006, offset partially by a $2.5 million charge for pension termination benefits.

Laboratory Products and Services

       The Laboratory Products and Services segment recorded $22.4 million of net restructuring and other charges in 2009. The segment recorded charges to cost of revenues of $2.0 million for the sale of inventories revalued at the date of acquisition and accelerated depreciation at facilities closing due to real estate consolidation; net gain in selling, general and administrative expenses of $0.6 million primarily for settlement of certain pre-merger Fisher product liability-related matters partially offset by transaction costs related to the acquisition of Biolab; $17.2 million in cash costs described below; and $3.8 million in other costs, net. The cash costs, which were associated with headcount reductions and facility consolidations in an effort to streamline operations, included $13.2 million of severance for approximately 360 employees primarily in manufacturing, administrative, and sales and service functions; $1.1 million of abandoned facility costs; and $2.9 million of other cash costs, primarily retention, relocation, moving and related expenses associated with facility consolidations. The non-cash costs of $3.8 million were related primarily to a loss on an abandoned facility held for sale that was sold in July 2009 and, to a lesser extent, the impairment of intangible and fixed assets related to a product line.

Corporate

       The company recorded $1.9 million in restructuring and other charges at its corporate office in 2009, $2.1 million of which were cash costs partially offset by a $0.2 million gain on the sale of abandoned real estate. The cash costs were primarily abandoned facility costs and, to a lesser extent, severance.

       The following table summarizes the cash components of the company's restructuring plans. The non-cash components and other amounts reported as restructuring and other costs, net, in the accompanying statement of income have been summarized in the notes to the tables. Accrued restructuring costs are included in other accrued expenses in the accompanying balance sheet.

		Abandonment
(In millions)	Severance	of Excess Facilities	Other (a)	Total

Pre-2010 Restructuring Plans
Balance At December 31, 2008	$12.4	$6.2	$2.2	$20.8
Costs incurred in 2009 (c)	47.4	9.7	8.1	65.2
Reserves reversed (b)	(3.2)	(1.8)	(0.3)	(5.3)
Payments	(34.3)	(7.9)	(8.0)	(50.2)
Currency translation	(0.1)	0.4	0.1	0.4

Balance At December 31, 2009	22.2	6.6	2.1	30.9
Costs incurred in 2010 (d)	8.7	5.4	4.9	19.0
Reserves reversed (b)	(2.3)	(0.8)	(0.4)	(3.5)
Payments	(20.4)	(6.4)	(6.5)	(33.3)
Currency translation	(1.1)	—	(0.1)	(1.2)

Balance At December 31, 2010	7.1	4.8	—	11.9
Costs incurred in 2011 (e)	0.8	2.1	0.2	3.1
Reserves reversed (b)	(0.5)	—	(0.1)	(0.6)
Payments	(5.0)	(3.6)	(0.1)	(8.7)
Currency translation	0.1	—	—	0.1

Balance At December 31, 2011	$2.5	$3.3	$—	$5.8

2010 Restructuring Plans
Costs incurred in 2010 (d)	$11.8	$2.4	$3.7	$17.9
Payments	(8.8)	(1.6)	(3.5)	(13.9)
Currency translation	0.1	0.1	(0.1)	0.1

Balance At December 31, 2010	3.1	0.9	0.1	4.1
Costs incurred in 2011 (e)	2.1	0.1	0.5	2.7
Payments	(4.0)	(0.6)	(0.5)	(5.1)
Currency translation	—	(0.1)	—	(0.1)

Balance At December 31, 2011	$1.2	$0.3	$0.1	$1.6

2011 Restructuring Plans
Costs incurred in 2011 (e)	$41.3	$9.7	$24.8	$75.8
Payments	(27.9)	(6.2)	(21.1)	(55.2)
Currency translation	(0.5)	0.1	—	(0.4)

Balance At December 31, 2011	$12.9	$3.6	$3.7	$20.2

(a)       Other includes cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition and employee retention costs which are accrued ratably over the period through which employees must work to qualify for a payment.

(b)       Represents reductions in cost of plans.

(c)       Excludes an aggregate of $1 million of non-cash income, net, which are detailed by segment above.

(d)       Excludes an aggregate of $27 million of non-cash charges, net, which are detailed by segment above.

(e)       Excludes an aggregate of $15 million of non-cash charges, net, which are detailed by segment above.

       The company expects to pay accrued restructuring costs as follows: severance, employee-retention obligations and other costs, primarily through 2012; and abandoned-facility payments, over lease terms expiring through 2018.